Offerings - Offering: 1	Jan. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | shares	0
Maximum Aggregate Offering Price | $	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 114,825
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-269998, filed with the SEC on February 24, 2023 (the “Registration Statement”).

(2)
On August 29, 2024, the Registrant filed a prospectus supplement (the “2024 Prospectus Supplement”) to a base prospectus contained in the Registration Statement and concurrently submitted a filing fee of $110,700.00. The 2024 Prospectus Supplement related to the Registrant’s offer and sale from time to time of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), having an aggregate gross sales price of up to $750,000,000 under an at-the-market-program (the “2024 ATM Program”). As of the date of this prospectus supplement, the 2024 ATM Program has been terminated with $440,145,000 of shares of the Registrant’s Common Stock remaining unsold under the 2024 ATM Program. Pursuant to Rule 457(p) under the Securities Act, filing fees of $64,965.40 representing the aggregate offering price of unsold securities that were initially registered pursuant to the 2024 ATM Prospectus are being offset against the $114,825.00 of registration fees due for this offering. The balance of the registration fee, $49,859.60, is being paid herewith.